Income Taxes (Deferred income tax assets and liabilities) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Tax loss carryforwards	$ 908	$ 917
Tax credit carry forwards	311	269
Regulatory liabilities - cost of removal	195	206
Derivative instruments	145	90
Pension and post-retirement liabilities	84	126
Other	329	441
Total deferred income tax assets before valuation allowance	1,972	2,049
Valuation allowance	(193)	(163)
Total deferred income tax assets after valuation allowance	1,779	1,886
Deferred income tax (liabilities):
Property, plant and equipment	(2,382)	(2,591)
Derivative instruments	(148)	(124)
Other	(348)	(316)
Total deferred income tax liabilities	(2,878)	(3,031)
Consolidated Balance Sheets presentation:
Long-term deferred income tax assets	186	175
Long-term deferred income tax liabilities	(1,285)	(1,320)
Net deferred income tax liabilities	$ (1,099)	$ (1,145)